January 27, 2000


Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

        Re:     Copley Fund, Inc.
                File No. 2-60951

Gentlemen:

           Pursuant to Rule 497J, the Fund hereby represents that no material changes have been made in the definitive copy of the Fund's Prospectus and SAI contained in the referenced Registration Statement filed on or about January 17, 2000.

                                            Sincerely,

                                            /s/ Thomas C. Henry
                                                Thomas C. Henry

TCH/pt